Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 18, 2018	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021
Advisory Services Agreement
Related Party Transactions
Advisory fees		$ 0	$ 124
Majority members | Advisory Services Agreement
Related Party Transactions
Quarterly advisory fees	$ 125
Advisory fees				$ 126	$ 622
Majority members | Rental Agreements For Facilities
Related Party Transactions
Rental expenses		$ 253	$ 168	$ 507	$ 336